CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenues
Net earned premiums		$ 1,287.4	$ 1,327.2
Net investment income (1)		129.4	88.7
Realized and unrealized investment gains	[1]	36.1	2.5
Total revenues		1,452.9	1,418.4
Expenses
Losses and loss adjustment expenses		717.1	767.7
Acquisition costs		192.9	216.5
General, administrative and other expenses (2)(3)	[2],[3]	232.7	233.4
Interest expense		42.9	9.1
Change in fair value of derivatives (gains)/losses		(19.6)	84.9
Realized and unrealized investment losses (4)	[4]	18.1	128.9
Net realized and unrealized foreign exchange losses/(gains)		(13.7)	75.2
Total expenses		1,197.8	1,365.3
Income (loss) from operations before income taxes		255.1	53.1
Income tax (expense)		(36.2)	(4.7)
Net income/(loss)		218.9	48.4
Net income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders		196.7	26.2
Available for sale investments:
Reclassification adjustment for net realized gains on investments included in net income		6.8	27.8
Change in net unrealized gains/(losses) on available for sale securities held		5.5	(343.8)
Net change from current period hedged transactions		(4.3)	(6.4)
Change in foreign currency translation adjustment		7.6	(19.7)
Other comprehensive income/(loss), before income taxes		15.6	(342.1)
Income tax (expense)/benefit thereon:
Change in net unrealized gains on available for sale securities held		(1.6)	29.5
Change in foreign currency translation adjustment		0.0	0.6
Total income tax (expense)/benefit allocated to other comprehensive income/(loss)		(1.6)	30.1
Other comprehensive (loss)/income, net of tax		14.0	(312.0)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders		210.7	(285.8)
Preference shares
Expenses
Dividends on preference shares		22.2	22.2
Real estate fund | Investment Income
Related party fees		(1.3)	0.0
Asset Management Arrangement | Investment Income
Related party fees		(5.2)	(0.6)
Management Consulting Agreement | General, administrative and corporate expenses
Related party fees		(2.5)	(2.5)
Related party investment income | Investment Income
Related party fees		(1.7)	(0.2)
Apollo, Class A & B Notes | Gain (Loss) on Investments
Related party fees		$ (2.0)	$ (0.8)

[1]	Net investment income includes related party investment losses of $1.7 million (June 30, 2022 — $$0.2 million) and related party investment management fees of $5.2 million (June 30, 2022 — $0.6 million).
[2]	General, administrative and other expenses comprises general and administrative expenses, corporate and other expenses, and non-operating expenses. Corporate and other expenses includes other income/expenses, which were previously presented separately.
[3]	General, administrative and other expenses includes related party management consulting fees of $2.5 million (June 30, 2022 — $2.5 million).
[4]	Realized and unrealized investments losses includes $2.0 million loss on related party investments (June 30, 2022 — $0.8 million loss)